Deferred Premium Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred premium acquisition costs, beginning balance	$ 1,543.7	$ 1,344.3
Premium acquisition costs deferred	4,502.4	3,629.4
Amortization	(4,098.1)	(3,424.0)
Divestiture of subsidiary	(19.7)
Foreign exchange effect and other	(4.2)	(6.0)
Deferred premium acquisition costs, ending balance	1,924.1	1,543.7
Commissions, net	$ 2,787.9	2,355.0
European Run-off
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Commissions, net		$ 7.7